Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Scheduled Maturities of Other Time Deposits

At December 31, 2014, the scheduled maturities of other time deposits were as follows:

Years Ending December 31,

2015	$139,708
2016	137,147
2017	32,175
2018	15,299
2019	7,576
2020 and thereafter	10

$331,915

Interest Expense on Deposits

Interest expense on deposits for the years ended December 31, 2014, December 31, 2013 and December 31, 2012 is summarized as follows:

	2014	2013	2012
Interest bearing checking accounts	$1,253	$1,243	1,180
Money market accounts	86	73	58
Savings	109	79	71
Other time deposits	4,155	5,719	9,262

	$5,603	$7,114	10,571